Other Payables (Details) - Schedule of other payables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Payables Abstract
Employees and payroll accruals	$ 664	$ 705
Provision for vacation pay	669	513
Accrued expenses	163	135
Other payables	21	56
Total	$ 1,517	$ 1,409